Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments [Text Block]

27. Commitments

Investments in royalty and stream interests

As at December 31, 2025, significant commitments related to the acquisition of royalties and streams are detailed in the following table:

Company	Project (asset)	Installments	Triggering events

Gold Resource Corporation	Back Forty project (gold stream)	$5.0 million	Receipt of all material permits for the construction and operation of the project.
		$25.0 million	Pro-rata to drawdowns with construction finance facility.

SolGold plc	Cascabel project (gold stream)	$10.0 million	Achievement of operational milestones, including submission of all final permit applications for the construction and operation of the project.
		$195.0 million	Pro-rata to drawdowns with construction finance facility.

Falco Resources Ltd.	Horne 5 project (silver stream)	C$45.0 million	Receipt of all necessary material third-party approvals, licenses, rights of way, surface rights on the property and all material construction permits, positive construction decision, and raising a minimum of C$135.0 million in non-debt financing and demonstrating that the financial assurance required to allow Falco to proceed with the commencement of mining activities can be satisfied, as applicable.
		C$60.0 million	Upon total projected capital expenditure having been demonstrated to be financed.
		C$40.0 million (optional)	Payable with fourth installment, at sole election of OR Royalties, to increase the silver stream to 100% of payable silver (from 90%).

Stream purchase agreements

The following table summarizes the significant commitments related to producing assets and assets in advance stage of development to pay for metals and other commodities to which OR Royalties has the contractual right pursuant to the associated purchase agreements:

	Attributable payable production to be purchased		Per ounce/tonne cash payment		Term of agreement	Date of contract
Interest	Silver	Other	Silver	Other
CSA streams (1)	100%	2.25 - 4.875% (Copper)	4%	4%	Life of mine	June 2023

Gibraltar stream (2)	100%		nil		Life of mine	March 2018 Amended Dec. 2024

Mantos Blancos stream (3)	100%		8% spot		Life of mine	September 2015 Amended Aug. 2019

Sasa stream (4)	100%		$6.665		40 years	November 2015

(1) OR Royalties International will receive refined silver equal to 100% of the payable silver produced from the CSA mine for the life of the mine, and will be entitled to receive refined copper equal to 3.0% of payable copper produced from the CSA mine until the 5th anniversary of the agreements, then 4.875% of payable copper produced from the CSA mine until 33,000 metric tonnes have been delivered in aggregate, and thereafter 2.25% of payable copper produced from the CSA mine for the remaining life of the mine. On the 5th anniversary of the closing date (June 15, 2028), the owner  will have the option to exercise certain buy-down rights by paying a one-time cash payment to OR Royalties International of $20.0 million to $40.0 million. If the option is exercised, OR Royalties International will still be entitled to receive refined copper equal to 3.25% - 4.0625% of payable copper produced from the CSA mine until 23,900 to 28,450 metric tonnes have been delivered in aggregate, and thereafter 1.5% - 1.875% of payable copper produced from the CSA mine for the remaining life of the mine. As of December 31, 2025, 1,748 tonnes of copper have been delivered to OR Royalties International under the stream agreement.

(2) OR Royalties will receive from Taseko an amount of silver production equal to 100% of Gibraltar mine's production, until reaching the delivery to OR Royalties of 6.8 million ounces of silver, and 35% of production thereafter. As of December 31, 2025, a total of 1.6 million ounces of silver have been delivered under the stream agreement.

(3) The stream percentage shall be payable on 100% of silver until 19,300,000 ounces have been delivered, after which the stream percentage will be 40%. As of December 31, 2025, a total of 7.5 million ounces of silver have been delivered to OR Royalties International under the stream agreement.

(4) Price subject to the lesser of 3% or inflation over the previous calendar year measured by the consumer price index (CPI) per ounce price escalation after 2016.